Related Party Transactions (Details) - USD ($)							1 Months Ended		3 Months Ended	4 Months Ended	9 Months Ended	10 Months Ended
		Feb. 19, 2021	Feb. 05, 2021	Jan. 22, 2021	Aug. 26, 2020	Aug. 26, 2020	Feb. 19, 2021	Sep. 30, 2020	Sep. 30, 2021	Dec. 31, 2020	Sep. 30, 2021	Dec. 31, 2020	Feb. 19, 2019
Related Party Transactions (Details) [Line Items]
Common stock, par value (in Dollars per share)									$ 0.00001	$ 0.00001	$ 0.00001	$ 0.00001
Gross proceeds							$ 201,300,000
Two Of The Current Executive Officers As Consultants [Member] | Consulting Arrangements
Related Party Transactions (Details) [Line Items]
Related party transaction, Expenses from transactions with related party											$ 12,000
Two Of The Current Executive Officers As Consultants [Member] | Consulting Arrangements | Accounts Payable Current [Member]
Related Party Transactions (Details) [Line Items]
Accounts payable, Related parties, Current										$ 100,000		$ 100,000
Two Of The Current Executive Officers As Consultants [Member] | Consulting Arrangements | General and Administrative Expense
Related Party Transactions (Details) [Line Items]
Related party transaction, Amounts of transaction												100,000
A Former Member Of Scientific Advisory Board Who Has Became A Member Of Board Of Directors | Consulting Arrangements | Accounts Payable Current [Member]
Related Party Transactions (Details) [Line Items]
Accounts payable, Related parties, Current										$ 700		700
A Former Member Of Scientific Advisory Board Who Has Became A Member Of Board Of Directors | Consulting Arrangements | Research and Development Expense [Member]
Related Party Transactions (Details) [Line Items]
Related party transaction, Amounts of transaction												5,000
FS DEVELOPMENT CORP. II
Related Party Transactions (Details) [Line Items]
Founder shares transferred (in Shares)				30,000
Aggregate of founder shares transferred (in Shares)				90,000
Stock splits, description			the Company effected a 1:11⁄2 stock split of the Class B Common Stock and on February 16, 2021, the Company effected a 1:11/6 stock split of the Class B Common Stock, resulting in the Sponsor holding an aggregate of 4,941,250 Founder Shares and there being an aggregate of 5,031,250 Founder Shares outstanding. The Sponsor agreed to forfeit up to 656,250 Founder Shares to the extent that the over-allotment option was not exercised in full by the underwriter, so that the Founder Shares would represent 20.0% of the Company’s issued and outstanding shares of common stock after the Initial Public Offering (excluding the Private Placement Shares).
Subject to forfeiture (in Shares)		656,250
Share price per share (in Dollars per share)									$ 10.00		$ 10.00
Founder shares, description										(i) one year after the completion of the initial Business Combination and (ii) the date following the completion of the initial Business Combination on which the Company completes a liquidation, merger, capital stock exchange or other similar transaction that results in all of the stockholders having the right to exchange their common stock for cash, securities or other property and the Sponsor has agreed not to transfer, assign or sell any of its Private Placement Shares until 30 days after the completion of the initial Business Combination. Notwithstanding the foregoing, if the closing price of the Class A common stock equals or exceeds $12.00 per share (as adjusted for stock splits, stock capitalizations, reorganizations, recapitalizations and the like) for any 20 trading days within any 30-trading day period commencing at least 150 days after the initial Business Combination, the Founder Shares will be released from the lockup.	(i) one year after the completion of the initial Business Combination and (ii) the date following the completion of the initial Business Combination on which the Company completes a liquidation, merger, capital stock exchange or other similar transaction that results in all of the stockholders having the right to exchange their common stock for cash, securities or other property and the Sponsor agreed not to transfer, assign or sell any of its Private Placement Shares until 30 days after the completion of the initial Business Combination. Notwithstanding the foregoing, if the closing price of the Class A Common Stock equals or exceeds $12.00 per share (as adjusted for stock splits, stock capitalizations, reorganizations, recapitalizations and the like) for any 20 trading days within any 30-trading day period commencing at least 150 days after the initial Business Combination, the Founder Shares will be released from the lockup.
Costs and expenses, related party					$ 200,000	$ 200,000
Borrowings		$ 200,000					$ 200,000			$ 50,000		$ 50,000
Working capital loans										1,500,000	$ 1,500,000
Office space										$ 10,000	10,000
Administrative expenses								$ 0	$ 30,000		$ 80,000
FS DEVELOPMENT CORP. II | Business Acquisition [Member]
Related Party Transactions (Details) [Line Items]
Business Combination price per share (in Dollars per share)									$ 10.00	$ 10.00	$ 10.00	$ 10.00
FS DEVELOPMENT CORP. II | Private Placement [Member]
Related Party Transactions (Details) [Line Items]
Number of shares issued (in Shares)					400,000	400,000							602,500
Share price per share (in Dollars per share)		$ 10.00			$ 10.00	$ 10.00	$ 10.00			10.00		10.00
Gross proceeds		$ 6,000,000.0				$ 4.0
FS DEVELOPMENT CORP. II | Class A Common Stock [Member]
Related Party Transactions (Details) [Line Items]
Common stock, par value (in Dollars per share)		$ 0.0001					$ 0.0001		0.0001	$ 0.0001	0.0001	$ 0.0001
Number of shares issued (in Shares)										10,000,000		10,000,000
Share price per share (in Dollars per share)									$ 10.00	$ 10.00	$ 10.00	$ 10.00
Interest to purchase of common stock amount											$ 5,000,000
Interest to purchase of common stock amount aggregate											$ 10,000,000
FS DEVELOPMENT CORP. II | Class A Common Stock [Member] | Private Placement [Member]
Related Party Transactions (Details) [Line Items]
Number of shares issued (in Shares)									602,500		602,500
FS DEVELOPMENT CORP. II | Class B Common Stock [Member]
Related Party Transactions (Details) [Line Items]
Issuance of ordinary shares (in Shares)	[1]									2,875,000
Common stock, par value (in Dollars per share)									$ 0.0001	$ 0.0001	$ 0.0001	$ 0.0001
FS DEVELOPMENT CORP. II | Class B Common Stock [Member] | Founder Shares [Member]
Related Party Transactions (Details) [Line Items]
Issuance of ordinary shares (in Shares)					2,875,000	2,875,000
Common stock, par value (in Dollars per share)					$ 0.0001	$ 0.0001
FS DEVELOPMENT CORP. II | Class B Common Stock [Member] | Founder Shares [Member]
Related Party Transactions (Details) [Line Items]
Sponsor paid					$ 25,000	$ 25,000
Common stock, par value (in Dollars per share)					$ 0.0001	$ 0.0001

[1]	This number includes up to 375,000 shares of Class B common stock subject to forfeiture if the over-allotment option is not exercised in full or in part by the underwriters.